UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.   Name and address of issuer:

Touchstone Tax-Free Trust
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X


3.   Investment Company Act File Number:            811-3174

   Securities Act File Number:               2-72101


4(a).   Last day of fiscal year for which this Form is filed: 6/30/2013


4(b).   __Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:   If the Form is being filed late, interest must be paid
on the registration fee due.


4(c).   __Check box if this is the last time the issuer will
be filing this Form.


5.   Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
                                                          $397,621,799

   (ii)   Aggregate price of securities redeemed or
      repurchased during the fiscal year:   $406,541,826

   (iii)   Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending
      no earlier than October 11, 1995 that were not
      previously used to reduce registration fees
      payable to the Commission:     $366,859,345

   (iv)   Total available redemption credits (add Items
      5(ii) and 5(iii):                                    $773,401,171

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                $0

   (vi)   Redemption credits available for use in future
      years - if Item 5(i) is less than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:  $(375,779,372)

   (vii)   Multiplier for determining registration fee (See
      Instruction C.9):                                     x.0001364

   (viii)   Registration fee due [multiply Item 5(v) by Item
      5(vii)] (enter "0" if no fee is due):                 =$0


6.   Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a

If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the
end of the fiscal year for which this Form is filed that
are available for use by the issuer in future fiscal
years, then state that number here:     n/a

7.   Interest due - if this Form is being filed more than 90
days after the end of the issuer's fiscal year (see
instruction D):                                              +$0

8.   Total of the amount of the registration fee due plus any
interest due
   [line 5(viii) plus line 7]:                              =$0


9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

   Method of Delivery:
__ Wire Transfer
__ Mail or other means

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)* /s/Terrie A. Wiedenheft
                             Terrie A. Wiedenheft
                             Controller & Treasurer

Date   9/27/2013


*Please print the name and title of the signing officer below the signature.